Share capital	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Share capital
Note 9. Share capital
Common shares

$ millions, except number of shares, for the three months ended	2025 Jan. 31		2024 Jan. 31
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	942,294,598	$17,011	931,098,941	$16,082
Issuance pursuant to:
Equity-settled share-based compensation plans	1,261,526	77	379,025	20
Shareholder investment plan (1)	629	–	5,117,729	308
Employee share purchase plan (2)	–	–	671,192	39
	943,556,753	$17,088	937,266,887	$16,449
Purchase of common shares for cancellation	(3,500,000)	(63)	–	–
Treasury shares	24,502	2	(43,542)	(2)
Balance at end of period	940,081,255	$17,027	937,223,345	$16,447
(1)
Commencing with dividends paid on January 28, 2025 and for future dividends declared until further notice, common shares received by participants under the Shareholder investment plan will be purchased from the open market, a change from issuance from Treasury. For the share purchase option, this change became effective February 1, 2025.

(2)
Commencing October 11, 2024, employee contributions to our Canadian employee share purchase plan (ESPP) were used to acquire common shares in the open market. Previously, these shares were issued from Treasury.

Normal course issuer bid (NCIB)
On September 6, 2024, we announced that the Toronto Stock Exchange had accepted the notice of our intention to commence an NCIB. Purchases under this bid will be completed upon the earlier of: (i) CIBC purchasing
20 million common shares; (ii) CIBC providing a notice of termination; or (iii) September 9, 2025. 3,500,000 common shares have been purchased and cancelled during the quarter at an average price of $91.59 for a total amount of $320 million.
Preferred shares and other equity instruments
Issuance
Limited Recourse Capital Notes Series 5 (NVCC) (subordinated indebtedness) (LRCN Series 5 Notes)
On November 5, 2024, we issued USD$500 million principal amount of 6.950% LRCN Series 5 Notes. The LRCN Series 5 Notes mature on January 28, 2085, and bear interest at a fixed rate of 6.950% per annum (paid quarterly) until
January 28, 2030
. Starting on January 28, 2030, and every five years thereafter until January 28, 2080, the interest rate will be reset to the then current five-year U.S. Treasury Rate plus 2.833% per annum.
Concurrently with the issuance of the LRCN Series 5 Notes, we issued Non-Cumulative 5-Year Fixed Rate Reset Class A Preferred Shares Series 59 (NVCC) (the Series 59 Preferred Shares), which are held in the Limited Recourse Trust that is consolidated by CIBC and, as a result, the Series 59 Preferred Shares are eliminated in CIBC’s consolidated financial statements. In the event of non-payment by CIBC of the principal amount of, interest on, or redemption price for, the LRCN Series 5 Notes when due, the sole remedy of each LRCN Series 5 Note holder is limited to that holder’s proportionate share of the Series 59 Preferred Shares held in the Limited Recourse Trust. Subject to regulatory approval, we may redeem the LRCN Series 5 Notes, in whole or in part, on each January 28, April 28, July 28, and October 28, commencing on January 28, 2030, at par.
Redemption
On January 31, 2025, we redeemed all 12 million Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares), at a redemption price of $25.00 per Series 41 share, for a total redemption cost of $300 million.
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2025 Jan. 31	2024 Oct. 31
Common Equity Tier 1 (CET1) capital		$46,213	$44,516
Tier 1 capital	A	51,574	49,481
Total capital		59,114	56,809
Total risk-weighted assets (RWA)	B	341,930	333,502
CET1 ratio		13.5%	13.3%
Tier 1 capital ratio		15.1%	14.8%
Total capital ratio		17.3%	17.0%
Leverage ratio exposure	C	$1,205,520	$1,155,432
Leverage ratio	A/C	4.3%	4.3%
TLAC available	D	$107,533	$101,062
TLAC ratio	D/B	31.4%	30.3%
TLAC leverage ratio	D/C	8.9%	8.7%
Our regulatory capital ratios are determined in accordance with the Cap ita
l Adequacy Requirements Guideline issued by OSFI, which are based on the capital standards developed by the Basel Committee on Banking Supervision. CIBC has been designated by OSFI as a domestic systemically important bank (D-SIB) in Canada, and is subject to a CET1 surcharge equal to 1.0% of RWA. OSFI also expects D-SIBs to hold a Domestic Stability Buffer (DSB) of 3.5%, which was increased from 3.0
% effective November 1, 2023. This results in current targets, including all buffer requirements, for the CET1, Tier 1, and Total capital ratios of
11.5%, 13.0%, and 15.0%, respectively.
To supplement risk-based capital requirements, OSFI expects federally regulated deposit-taking institutions to have a leverage ratio, which is a non-risk-based capital metric, that meets or exceeds 3.5%, including a 0.5% D-SIB buffer.
Under the TLAC guideline, OSFI also requires D-SIBs to maintain a supervisory target TLAC ratio (which builds on the risk-based capital ratios) and a minimum TLAC leverage ratio (which builds on the leverage ratio). OSFI expects D-SIBs to have a minimum risk-based TLAC ratio of 21.5% plus the then applicable DSB requirement (3.5% as noted above), and a minimum TLAC leverage ratio of 7.25%.
These targets may be higher for certain institutions at OSFI’s discretion. During the quarter ended January 31, 2025, we have complied with OSFI’s regulatory capital, leverage ratio, and TLAC requirements.